Note 2 - Equity Compensation Plans and Capital Stock - Restricted Stock Activity (Details) - Restricted Stock [Member] - $ / shares	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Unvested (in shares)	270,000	180,000
Unvested, weighted average grant date fair value per share (in dollars per share)	$ 6.37	$ 7.03
Cancelled or forfeited (in shares)
Cancelled or forfeited, weighted average grant date fair value per share (in dollars per share)
Granted (in shares)	89,625	90,000
Granted, weighted average grant date fair value per share (in dollars per share)	$ 5.64	$ 5.05
Vested (in shares)	(20,000)
Vested, weighted average grant date fair value per share (in dollars per share)	$ 8.23
Unvested (in shares)	339,625	270,000
Unvested, weighted average grant date fair value per share (in dollars per share)	$ 6.07	$ 6.37